SEMI-ANNUAL FINANCIAL STATEMENTS

                         ------------------------------

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

                         ------------------------------

                                  JUNE 30, 2001

                                   (Unaudited)

                      GOLDENSELECT(R)products are issued by
                   Golden American Life Insurance Company and
              distributed by Directed Services, Inc., member NASD.


                    [GOLDENSELECT Logo appears here]

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                              FINANCIAL STATEMENTS
                                  JUNE 30, 2001

TABLE OF CONTENTS                                             PAGE
-----------------
President's Letter                                              3

Management's Discussion and Analysis                            4

Statement of Assets and Liabilities                             5

Statement of Operations                                         6

Statement of Changes in Net Assets                              7

Financial Highlights                                            8

Portfolio of Investments                                        9

Notes to Financial Statements                                  10

August 15, 2001

Dear Shareholders of The Fund For Life Series of The GCG Trust,

We are pleased to provide you with your 2001 Semi-Annual Report (the "Report") for The Fund For Life Series of The GCG Trust.

The first half of 2001 provided mixed investment results. During the period, the S&P 500 returned -6.69% while the Russell 2000 returned 6.94%. In light of these varied returns, we continue to feel shareholders should stay focused on their long-term goals and remember that diversification remains important. The Fund For Life performance reflected these trends as is noted in the portfolio manager's report.

In order to protect remaining shareholders from high expense ratios, Directed Services, Inc., the Manager, agreed to absorb a portion of the expenses while we are considering various options to address this problem. In addition, the Manager is no longer taking a management fee.

If you have any questions or require any additional information, please call our Customer Service area at 1-800-366-0066.

Sincerely,



Barnett Chernow
President

                      GOLDENSELECT(R)products are issued by
                   Golden American Life Insurance Company and
               distributed by Directed Services, Inc., member NASD

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The investment objective of The Fund For Life Series (the "Fund") of The GCG Trust is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its objective by investing in shares of other mutual funds using an allocation strategy that emphasizes mutual funds that invest primarily in domestic equity securities (approximately 60%), while also allocating a portion of the Fund's assets to mutual funds that invest in international equity securities (approximately 10%), and to mutual funds that invest primarily in debt securities rated at least investment grade (approximately 30%).

Mixed performance in the equity market and debt market contributed to the performance of the Fund during the period. For the six months ended June 30, 2001, the Fund had a total return of (11.82)%, compared to a blended return of (3.66)% of three indices, namely the Standard & Poor's 500, Morgan Stanley/Capital International Pacific and Lehman Aggregate Bond indices. This blend covers the same time period and is computed using the same allocation strategy described above. The following total return of each index for the six months ended June 30, 2001 was S&P 500 Index - (6.69)%, Morgan Stanley/Capital International Pacific Index - (7.30)% and the Lehman Aggregate Bond Index - 3.62%.

The Fund underperformed versus its benchmark indices primarily due to an overweight position in domestic equity securities and an underweight position in debt securities during most of the period. This was caused by fluctuations in capital stock transactions in the Fund.

                           AVERAGE ANNUAL TOTAL RETURN
                       FOR THE PERIOD ENDED JUNE 30, 2001

                           1 Year           -18.46%
                           5 Year             7.02%
                           Since Inception    7.60%

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001
                                   (UNAUDITED)

ASSETS

    INVESTMENTS, AT VALUE (COST $83,429)  (NOTES 1 AND 4)          $ 96,903
    CASH                                                             32,801
    DIVIDENDS RECEIVABLE                                                 54
                                                                   --------
 TOTAL ASSETS                                                       129,758
                                                                   --------


LIABILITIES

   ACCRUED EXPENSES                                                  12,048
                                                                   --------

TOTAL LIABILITIES                                                    12,048
                                                                   --------

NET ASSETS                                                         $117,710
                                                                   ========

NET ASSETS CONSIST OF

   PAID-IN CAPITAL                                                  $76,135
   ACCUMULATED NET REALIZED GAIN ON SECURITIES                       28,445
   NET UNREALIZED APPRECIATION OF INVESTMENTS                        13,474
   ACCUMULATED NET INVESTMENT LOSS                                     (344)
                                                                   --------

TOTAL NET ASSETS                                                   $117,710
                                                                   ========

    SHARES OF BENEFICIAL INTEREST OUTSTANDING, $.001 PAR VALUE       19,242
                                                                   ========



NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                     $   6.12
                                                                   ========



                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

================================================================================

                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)

INVESTMENT INCOME

    DIVIDENDS                                                     $   806
                                                                 --------

EXPENSES

    MANAGEMENT & ADMINISTRATIVE FEES (NOTE 2)                         138
    AUDITING FEES                                                     500
    FUND ACCOUNTING FEES (NOTE 2)                                     115
    CUSTODY (NOTE 2)                                                  148
    TRUSTEES FEES AND EXPENSES (NOTE 2)                               100
    OTHER OPERATING EXPENSES                                          403
                                                                 --------

    TOTAL EXPENSES                                                  1,404
    FEES WAIVED AND EXPENSES REIMBURSED BY MANAGER (NOTE 2)          (253)
                                                                 --------

NET EXPENSES                                                        1,151
                                                                 --------

NET INVESTMENT LOSS                                                  (345)
                                                                 --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

    NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                  (1,421)
    NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS          (10,462)
                                                                 --------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                   (11,883)
                                                                 --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS

                                                                 ($12,228)
                                                                 ========


                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                 MONTHS ENDED     FOR THE YEAR
                                                 UNE 30, 2001         ENDED
                                                 (UNAUDITED)      DEC. 31, 2000
                                                 ------------     -------------

FROM OPERATIONS

    NET INVESTMENT LOSS                                (345)         $   (881)
    NET REALIZED GAIN/(LOSS) ON INVESTMENTS
      AND CAPITAL GAIN DISTRIBUTIONS                 (1,421)           41,931
    NET CHANGE IN UNREALIZED DEPRECIATION

    OF INVESTMENTS                                  (10,462)          (60,200)
                                                   --------          --------

    NET DECREASE IN NET ASSETS RESULTING
         FROM OPERATIONS                            (12,228)          (19,150)
                                                   --------          --------

DISTRIBUTIONS TO SHAREHOLDERS FROM

    NET INVESTMENT INCOME                                --                --
    RETURN OF CAPITAL                                    --                --
    NET REALIZED GAIN ON INVESTMENT AND

    CAPITAL GAIN DISTRIBUTIONS                           --           (24,368)
                                                   --------          --------
                                                         --           (24,368)

FROM BENEFICIAL INTEREST TRANSACTIONS

    PROCEEDS FROM SALES OF SHARES                    40,000                --
    DISTRIBUTIONS REINVESTED                             --            24,368
    COST OF SHARES REDEEMED                            (442)         (164,381)
                                                   --------          --------

     INCREASE/(DECREASE) IN NET ASSETS
         DERIVED FROM

        BENEFICIAL INTEREST TRANSACTIONS             39,558          (140,013)
                                                   --------          --------

    NET INCREASE/(DECREASE) IN NET ASSETS            27,330          (183,531)

NET ASSETS

    BEGINNING OF PERIOD                              90,380           273,911
                                                   --------          --------

    END OF PERIOD                                  $117,710          $ 90,380
                                                   --------          --------

    UNDISTRIBUTED NET INVESTMENT LOSS              $   (344)         $     --
                                                   --------          --------


                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            FOR THE SIX     FOR THE       FOR THE      FOR THE        FOR          FOR THE
                                              MONTHS       YEAR ENDED   YEAR ENDED   YEAR ENDED       THE            YEAR
                                               ENDED        12/31/00     12/31/99     12/31/98        YEAR          ENDED
                                             06/30/01                                                 ENDED        12/31/96
                                            (UNAUDITED)                                             12/31/97
                                           -------------- ------------- ------------ ------------ ------------- ---------------
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD        $    6.94      $    8.17     $    7.45    $    7.25    $    7.61      $   10.95
                                            ---------      ---------     ---------    ---------    ---------      ---------

NET INVESTMENT INCOME (LOSS) #                  (0.02)         (0.03)         0.00         0.03         0.03           0.01
NET GAIN (LOSS) ON INVESTMENTS
  -REALIZED AND UNREALIZED                      (0.80)         (0.46)         1.56         0.88         1.09           0.88
                                            ---------      ---------     ---------    ---------    ---------      ---------

TOTAL FROM INVESTMENT OPERATIONS               (0 .82)         (0.49)         1.56         0.91         1.12          0.89
                                            ---------      ---------     ---------    ---------    ---------      ---------

LESS DISTRIBUTIONS:

DISTRIBUTIONS FROM NET INVESTMENT

  INCOME                                         0.00           0.00         (0.03)       (0.09)       (0.13)         0.00

RETURN OF CAPITAL                                0.00           0.00         (0.39)        0.00         0.00          0.00
DISTRIBUTIONS FROM NET REALIZED CAPITAL

 GAINS                                           0.00          (0.74)        (0.42)       (0.62)       (1.35)         (4.23)
                                            ---------      ---------     ---------    ---------    ---------      ---------

TOTAL DISTRIBUTIONS                              0.00          (0.74)        (0.84)       (0.71)       (1.48)         (4.23)
                                            ---------      ---------     ---------    ---------    ---------      ---------

NET ASSET VALUE, END OF PERIOD              $    6.12      $    6.94     $    8.17    $    7.45    $    7.25      $   7.61
                                            =========      =========     =========    =========    =========      ========

TOTAL RETURN                                   (11.82)%*       (5.40)%       21.82%       13.67%       14.58%        10.57%
                                            =========      =========     =========    =========    =========      ========

RATIOS AND SUPPLEMENTAL DATA

TOTAL NET ASSETS, END OF PERIOD (000'S

  OMITTED)                                      $118           $90          $274         $227          $202           $201

RATIO OF EXPENSES TO AVERAGE NET

  ASSETS                                         2.50%**        2.50%         2.50%        2.50%        2.50%          2.56%

DECREASE REFLECTED IN ABOVE  EXPENSE
  RATIO DUE TO WAIVERS AND/OR
      REIMBURSEMENTS                             0.55%**        0.55%         0.56%        3.27%        12.06%         9.45%
RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS                     (0.75%)**      (0.33%)       (0.41%)       0.40%        0.40%          0.10%

PORTFOLIO TURNOVER RATE                          0.00%          0.00%         2.08%        0.00%        8.94%          6.87%


     *    Unannualized
     **   Annualized
     # Per share data numbers have been calculated using the average share method. See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                            PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)


INVESTMENT IN SHARES OF OPEN-END MUTUAL FUNDS                 NUMBER OF SHARES        VALUE (NOTE 1)
---------------------------------------------                 ----------------        --------------

Merrill Lynch Pacific Fund, Inc., Class A                            1,332                    $25,596
Davis New York Venture Fund, Inc.                                    1,179                     31,410
Waddell & Reed Advisor Core Investment Fund                          4,939                     30,965
Vanguard Investment Grade Corporate Bond Fund                        1,053                      8,932
                                                                                                -----

    Total Investments (Cost $83,429*) (Notes 1 and 4)                82.32%                    96,903
    Other Assets and Liabilities (Net)                               17.68%                    20,807
                                                                    -------                    ------

    Net Assets                                                         100%                  $117,710
                                                                    =======                   =======


*Aggregate cost for Federal tax purposes.

                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The GCG Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 2001, the Trust had twenty-eight operational portfolios (the "Series"): All of the Series, including the Fund For Life Series (the "Fund"), are diversified, except for Hard Assets Series, Managed Global Series, and Mid-Cap Growth Series. The information presented in these financial statements pertains only to the Fund. The financial information for the other Series of the Trust is presented under separate cover. The Fund serves as an investment medium for variable annuity contracts offered by Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of the Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), an indirect wholly owned subsidiary of ING Groep N.V. ("ING").

         The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

         Federal Income Taxes: No provision for Federal income taxes has been made since the Fund has complied, and intends to continue to comply, with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholders sufficiently to relieve it from substantially all Federal income taxes.

         Valuation: Investments in open-end mutual funds are valued at their respective net asset value at the end of each day. Net asset values for these investments are supplied by market quotation services. The net asset values supplied by these market quotation services are calculated in accordance with the Act. Among other things, the Act requires that mutual funds value the securities they hold in their portfolios at their current market value (generally the last reported sales price of the security).

         Other investments of the Fund, if any, are valued at their current market value as determined by market quotations. Securities having 60 days or less remaining to maturity are valued at their amortized cost.

         Other: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Estimated expenses are accrued daily.

         Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Fund uses for Federal income tax purposes.

2.  MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS WITH AFFILIATES

         In its capacity as Manager and Administrator, Directed Services, Inc. ("DSI") provides investment advisory services and other services reasonably necessary for the operation of the Fund. Management and administrative fees are paid to DSI at annual rates of 0.10% and 0.20%, respectively, of the value of the average daily net assets of the Fund. For the six months ended June 30, 2001, the Fund waived $46 and $92 in compensation for management and administrative services, respectively.

         DSI also provides accounting services to the Fund. For fund accounting services, the Fund pays to DSI an annual fee of 0.25% of the value of the average daily net assets of the Fund. For the six months ended June 30, 2001 such fees amounted to $115. For the six months ended June 30, 2001, the Fund waived $115 in compensation for accounting services. Pursuant to a custodian agreement, The Bank of New York is custodian for the Fund.

         Investors in the Fund should recognize that an investment in the Fund bears not only a proportionate share of the expenses of the Fund (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. Investors also bear their proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the mutual fund investments. In addition, shareholders of the Fund may indirectly bear expenses paid by a mutual fund in which the Fund invests related to the distribution of the mutual fund's shares.

         Certain officers and trustees of the Trust are also officers and/or directors of DSI, Golden American and other Equitable of Iowa companies.

3.  SHARES OF BENEFICIAL INTEREST

         The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. For the six months ended June 30, 2001 and the year ended December 31, 2000, the Fund had the following transactions in shares of beneficial interest. The Trust no longer accepts investments in the Fund from new investors.

                                                 JUNE 30, 2001                   DECEMBER 31, 2000
                                                  (UNAUDITED)
                                                SHARES        AMOUNT         SHARES          AMOUNT
                                                ------        ------         ------          ------

          Sold                                   6,299        $40,000            --         $      --
          Distributions Reinvested                  --             --         3,720            24,368
          Redeemed                                 (71)          (442)      (24,237)         (164,381)
                                                 -----        -------       -------         ---------
          Net increase/(decrease)                6,228        $39,558       (20,517)        $(140,013)
                                                 =====        =======       =======         =========

         As of June 30, 2001, Golden American has an investment in the Fund of 9,313 shares with a total net asset value of $56,996, representing 48.4% of the shares outstanding.

4.  INVESTMENTS

         At June 30, 2001, the gross unrealized appreciation and depreciation for Federal income tax purposes were as follows:

     Gross Unrealized Appreciation                             $15,353
     Gross Unrealized Depreciation                              (1,879)
                                                               -------

     Net Unrealized Appreciation                               $13,474
                                                               =======

     Purchases and Sales of Investments Were As Follows:

     Cost of Purchases                                             $--
     Cost of Sales                                             $94,384